SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Share Capitals

NOTE 7 – SHARE CAPITAL

a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

2,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i)

During fiscal 2020, the Company converted promissory notes with face value of US$302,203 into 759,908,896 common shares of the Company. An amount of $1,416,024 was allocated to the share capital in connection with these promissory note conversions.

ii)

On April 14, 2020, the Company passed a resolution to increase the authorized number of Class “B” common shares from 1,100,000 to 2,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

iii)

During fiscal 2021, the Company converted promissory notes with face value of US$464,580 (CAD$585,258) into common shares of the Company. The Company issued 196,822,079 common shares and has an obligation to issue a further 24,043,715 shares to the holder of a promissory note that issued a notice of conversion but at December 31, 2021 had not taken delivery of the common shares. An amount of $515,497 was allocated to share capital and $69,761 was allocated to obligation to issue shares in connection with these promissory note conversions.

c)	Share-Based Payments

i)

During the year ended December 31, 2019, the Company granted 10 million share purchase options at an exercise price of US$0.006 without any specified expiration date. The Company estimated the share-based compensation at $60,000 using Black-Scholes with the assumptions of risk-free rate of 1.68%, volatility of 268% and option life of 7 years.

d)	Share Purchase Warrants

The Company had no share purchase warrants outstanding for the years ended December 31, 2021, 2020, and 2019.

e)	Stock Options

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants. The options have an exercise price of US$0.006 and expire on February 14, 2027. The continuity of stock options is summarized below:

Expiry Date		Exercise Price	December 31, 2020	Granted 2021	Exercised	Cancelled	December 31, 2021

February 14, 2027	US$	0.006	10,000,000	-	-	-	10,000,000

The Company did not issue any stock options in 2021.

f)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty-five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of December 31, 2021, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.